Identification and activities of the Company and Subsidiaries - Employees (Details) - employee	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	7,739	8,344
In Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	6,840	7,258
Outside Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	899	1,086
Executives
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	229	192
Professionals
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	3,083	3,390
Technicians and operators
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	4,427	4,762
SQM S.A.
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	675	647
SQM S.A. | In Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	675	647
SQM S.A. | Outside Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	0	0
SQM S.A. | Executives
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	29	25
SQM S.A. | Professionals
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	223	211
SQM S.A. | Technicians and operators
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	423	411
Other Subsidiaries
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	7,064	7,697
Other Subsidiaries | In Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	6,165	6,611
Other Subsidiaries | Outside Chile
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	899	1,086
Other Subsidiaries | Executives
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	200	167
Other Subsidiaries | Professionals
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	2,860	3,179
Other Subsidiaries | Technicians and operators
Disclosure Of Information About Employees Explanatory [Line Items]
Number of employees	4,004	4,351